Information Related to Stock Options (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number of Options	16,184,000	15,584,000
Options Exercisable, Weighted Average Remaining Life In Years	7 years 6 months	7 years 7 months 6 days
Options Exercisable, Exercisable Number of Options	7,196,502	6,371,502
Exercise Price 1
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price	0.285	0.285
Options Outstanding, Number of Options	900,000	900,000
Options Exercisable, Weighted Average Remaining Life In Years	9 years 2 months 12 days	9 years 6 months
Options Exercisable, Exercisable Number of Options	200,000	200,000
Exercise Price 2
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price	0.320	0.320
Options Outstanding, Number of Options	500,000	500,000
Options Exercisable, Weighted Average Remaining Life In Years	0 years	0 years
Options Exercisable, Exercisable Number of Options	0	0
Exercise Price 3
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price	0.330	0.330
Options Outstanding, Number of Options	6,125,000	6,125,000
Options Exercisable, Weighted Average Remaining Life In Years	4 years 6 months	4 years 8 months 12 days
Options Exercisable, Exercisable Number of Options	75,000	75,000
Exercise Price 4
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price	0.340	0.340
Options Outstanding, Number of Options	250,000	250,000
Options Exercisable, Weighted Average Remaining Life In Years	0 years	0 years
Options Exercisable, Exercisable Number of Options	0	0
Exercise Price 5
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price	0.390	0.390
Options Outstanding, Number of Options	60,000	60,000
Options Exercisable, Weighted Average Remaining Life In Years	4 years 2 months 12 days	4 years 6 months
Options Exercisable, Exercisable Number of Options	60,000	60,000
Exercise Price 6
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price	0.460	0.500
Options Outstanding, Number of Options	500,000	345,000
Options Exercisable, Weighted Average Remaining Life In Years	0 years	4 years 10 months 24 days
Options Exercisable, Exercisable Number of Options	0	332,500
Exercise Price 7
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price	0.470	0.530
Options Outstanding, Number of Options	100,000	40,000
Options Exercisable, Weighted Average Remaining Life In Years	4 years 9 months 18 days	9 years 2 months 12 days
Options Exercisable, Exercisable Number of Options	87,500	40,000
Exercise Price 8
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price	0.500	0.600
Options Outstanding, Number of Options	345,000	980,000
Options Exercisable, Weighted Average Remaining Life In Years	4 years 7 months 6 days	8 years 9 months 18 days
Options Exercisable, Exercisable Number of Options	345,000	980,000
Exercise Price 9
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price	0.530	0.650
Options Outstanding, Number of Options	40,000	2,675,000
Options Exercisable, Weighted Average Remaining Life In Years	8 years 10 months 24 days	9 years 1 month 6 days
Options Exercisable, Exercisable Number of Options	40,000	1,125,002
Exercise price 10
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price	0.600	1.000
Options Outstanding, Number of Options	980,000	131,000
Options Exercisable, Weighted Average Remaining Life In Years	8 years 6 months	8 years
Options Exercisable, Exercisable Number of Options	980,000	131,000
Exercise Price 11
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price	0.650	1.050
Options Outstanding, Number of Options	2,675,000	2,270,000
Options Exercisable, Weighted Average Remaining Life In Years	8 years 7 months 6 days	7 years 1 month 6 days
Options Exercisable, Exercisable Number of Options	1,850,002	2,270,000
Exercise Price 12
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price	1.000	1.100
Options Outstanding, Number of Options	131,000	5,000
Options Exercisable, Weighted Average Remaining Life In Years	7 years 8 months 12 days	2 years 4 months 24 days
Options Exercisable, Exercisable Number of Options	131,000	5,000
Exercise Price 13
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price	1.050	1.200
Options Outstanding, Number of Options	2,270,000	10,000
Options Exercisable, Weighted Average Remaining Life In Years	6 years 10 months 24 days	1 year 4 months 24 days
Options Exercisable, Exercisable Number of Options	2,270,000	10,000
Exercise Price 14
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price	1.100	1.250
Options Outstanding, Number of Options	5,000	43,000
Options Exercisable, Weighted Average Remaining Life In Years	2 years 2 months 12 days	1 year 10 months 24 days
Options Exercisable, Exercisable Number of Options	5,000	43,000
Exercise Price 15
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price	1.200	1.400
Options Outstanding, Number of Options	10,000	350,000
Options Exercisable, Weighted Average Remaining Life In Years	1 year 2 months 12 days	4 years 6 months
Options Exercisable, Exercisable Number of Options	10,000	200,000
Exercise price 16
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price	1.250	1.500
Options Outstanding, Number of Options	43,000	900,000
Options Exercisable, Weighted Average Remaining Life In Years	1 year 7 months 6 days	7 years 10 months 24 days
Options Exercisable, Exercisable Number of Options	43,000	900,000
Exercise Price 17
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price	1.400
Options Outstanding, Number of Options	350,000
Options Exercisable, Weighted Average Remaining Life In Years	4 years 3 months 18 days
Options Exercisable, Exercisable Number of Options	200,000
Exercise Price 18
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price	1.500
Options Outstanding, Number of Options	900,000
Options Exercisable, Weighted Average Remaining Life In Years	7 years 8 months 12 days
Options Exercisable, Exercisable Number of Options	900,000